Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	€ 39,993	€ 39,277	€ 43,076
Other income	2,065	12,673	1,587
Supplies	(12,941)	(12,258)	(13,014)
Personnel expenses	(5,524)	(6,733)	(5,280)
Other expenses	(10,741)	(10,976)	(12,871)
Depreciation and amortization	(8,796)	(8,397)	(9,359)
OPERATING INCOME	4,056	13,586	4,139
Share of income (loss) of investments accounted for by the equity method	217	(127)	2
Finance income	1,803	614	677
Exchange gains	2,910	2,801	3,847
Finance costs	(3,030)	(2,028)	(2,417)
Exchange losses	(2,996)	(2,751)	(3,665)
Net financial expense	(1,313)	(1,364)	(1,558)
PROFIT BEFORE TAX	2,960	12,095	2,583
Corporate income tax	(641)	(1,378)	(626)
PROFIT FOR THE YEAR	2,319	10,717	1,957
Attributable to equity holders of the parent	2,011	8,137	1,582
Attributable to non-controlling interests	€ 308	€ 2,580	€ 375
Basic earnings per share (in euros per share)	€ 0.31	€ 1.34	€ 0.22
Diluted earnings per share (in euros per share)	€ 0.31	€ 1.34	€ 0.22